General and administrative expenses	6 Months Ended
Jun. 30, 2025
Selling, general and administrative expense [abstract]
General and administrative expenses
8. General and administrative expenses

		Six months ended June 30,
	Note	2025	2024
		$	$
Wages & employee benefits		2,012,451	1,917,963
Consultancy fees		1,033,921	1,336,019
Professional & legal fees		988,210	1,650,061
Directors' fees		341,283	360,984
Depreciation of property and equipment		476,142	577,062
Depreciation of right of use asset	12	154,599	169,457
Amortization of intangible assets	14	67,919	90,247
Provision for VAT receivables	10	470,263	839,758
Impairment of deposit	10	400,000	-
Share based payments expense	25	-	32,457
Travel		109,826	251,306
Audit & accountancy fees		417,772	130,976
Insurance		590,283	911,013
Rent		216,014	226,332
Laboratory costs		255,015	638,822
Other administrative expenses		475,732	427,146
Total general and administrative expenses		8,009,430	9,559,603
Lifezone capitalizes exploration and evaluation costs related to the Kabanga Nickel Project to exploration and evaluation assets. Capitalized exploration and evaluation expenditure includes a wide range of exploration, evaluation and study related costs, including general, administrative and financing costs that are related to the Kabanga Nickel Project. General and administrative expenses included in the unaudited consolidated interim statements of comprehensive income (loss) are costs that are expensed either because such costs do not relate to the Kabanga Nickel Project or are not eligible for capitalization under Lifezone's accounting policy.
During the six months ending June 30, 2025, $8.8 million of the gross total general and administrative expenses (six months ended June 30, 2024, $8.8 million) was capitalized to exploration and evaluation assets as part of the Kabanga Nickel Project.